Employee benefit plans	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Employee benefit plans

Note   19.               Employee benefit plans

Defined benefit post-retirement plan

In 2022, the Group maintained one defined benefit post retirement plan for the employees of WISeKey Semiconductors SAS.

The plans are and were considered defined benefit plans and accounted for in accordance with ASC 715 Compensation – Retirement Benefits. This model allocates pension costs over the service period of employees in the plan. The underlying principle is that employees render services ratably over this period, and therefore, the income statement effects of pensions should follow a similar pattern. ASC 715 requires recognition of the funded status or difference between the fair value of plan assets and the projected benefit obligations of the pension plan on the balance sheet, with a corresponding adjustment recorded in the net loss. If the projected benefit obligation exceeds the fair value of the plan assets, then that difference or unfunded status represents the pension liability.

The Group records net service cost as an operating expense and other components of defined benefit plans as a non-operating expense in the statement of comprehensive loss.

The liabilities and annual income or expense of the pension plan are determined using methodologies that involve several actuarial assumptions, the most significant of which are the discount rate and the long-term rate of asset return (based on the market-related value of assets). The fair value of plan assets is determined based on prevailing market prices.

The defined benefit pension plan maintained by WISeKey Semiconductors SAS, and their obligations to employees in terms of retirement benefits, is limited to a lump sum payment based on remuneration and length of service, determined for each employee. The plan is not funded.

The pension liability calculated as at December 31, 2022 is based on annual personnel costs and assumptions as of December 31, 2022.

Personnel Costs	As at December 31,	As at December 31,	As at December 31,
USD'000	2022	2021	2020
Wages and Salaries	4,286	4,345	4,955
Social security contributions	1,940	2,049	2,250
Net service costs	42	68	75
Total	6,268	6,462	7,280

	As at December 31,
Assumptions	2022	2021	2020
	France	France	France
Discount rate	3.65%	0.75%	0.30%
Expected rate of return on plan assets	n/a	n/a	n/a
Salary increases	3%	3%	3%

As at December 31, 2022 the Group’s accumulated benefit obligation amounted to USD 395,786.

Reconciliation to Balance Sheet start of year
USD'000
Fiscal year	2022	2021	2020

Projected benefit obligation	575	1,015	981
Surplus/deficit	575	1,015	981

Opening balance sheet asset/provision (funded status)	575	1,015	981

Reconciliation of benefit obligation during the year
Projected benefit obligation at start of year	575	1,015	981
Net Service cost	43	71	72
Interest expense	4	3	7
Net benefits paid to participants	(24)	(116)	(30)
Actuarial losses/(gains)	(170)	(141)	(106)
Curtailment & Settlement	0	(187)	—
Currency translation adjustment	(32)	(70)	91
Projected benefit obligation at end of year	396	575	1,015

Reconcilation to balance sheet end of year
Defined benefit obligation - funded plans	396	575	1,015
Surplus/deficit	396	575	1,015

Closing balance sheet asset/provision (funded status)	396	575	1,015

Amounts recognized in accumulated OCI
Net loss (gain)	(364)	(205)	(68)
Deficit	(364)	(205)	(68)

Estimated amount to be amortized from accumulated OCI into NPBC over next fiscal year
Net loss (gain)	52	51	—

Movement in Funded Status
USD'000
Fiscal year	2022	2021	2020

Opening balance sheet liability (funded status)	575	1,015	981

Net Service cost	43	71	72
Interest cost/(credit)	4	3	7
Settlement / curtailment cost / (credit)	—	(187)	—
Currency translation adjustment	0	(1)	(1)
Total Net Periodic Benefit Cost/(credit)	47	(8)	78

Actuarial (gain)/loss on liabilities due to experience	(170)	(142)	(105)
Total gain/loss recognized via OCI	(170)	(142)	(105)

Employer contributions paid in the year + Cashflow required to pay benefit payments	(24)	(116)	(30)
Total cashflow	(24)	(116)	(30)

Currency translation adjustment	(32)	(61)	91
Closing balance sheet liability (funded status)	396	575	1,015

Reconciliation of Net Gain / Loss
Amount at beginning of year	(205)	(68)	34
Liability (gain) / loss	(170)	(142)	(105)
Currency translation adjustment	11	5	3
Amount at year-end	(364)	(205)	(68)

The table below shows the breakdown of expected future contributions payable to the plan:

Period USD'000	France
2023	26
2024	8
2025	29
2026	50
2027	49
2028 to 2032	331

The Group expects to make contributions of approximately $26,000 in 2023.